Condensed Statements of Cash Flows (Unaudited) - USD ($)	2 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (15,636)	$ (15,636)	$ 155,174	$ 123,333	$ 28,283	$ (140,355)	$ 543,697	$ 11,261	$ 10,641
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation		0					292,294	19,807	26,409
Bad debt expense							139,410
Gain on lease termination							28,755
Non-cash lease expense - right-of-use asset							181,922
Changes in operating assets and liabilities:
Accounts receivable		0					(673,272)	(878,825)	(756,095)
Equipment Parts Inventory		(495,150)							(690,069)
Finished Goods Inventory		0							(181,453)
Work in process Inventory		0							(19,241)
Sales Demo Inventory		0							(786,414)
Inventory							229,894	(334,049)
Unearned product Revenues		0							779,128
Sales tax payable		0							12,665
Deferred revenue							(128,784)	962,590
Accounts payable and sales tax payable		5,280					(43,949)	9,863	50,476
Operating lease liability		0					(239,432)	(28,755)	225,054
Net Cash Provided By (Used In) Operating Activities		(505,506)					331,165	(223,169)	(1,328,899)	$ (505,506)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash outlay for fixed assets							(9,669)	(27,110)
Purchase of Machinery & Equipment							0		(794,945)
Purchase of Vehicles							0		(9,989)
Purchase of Office & Computer Equipment							0		(39,449)
Purchase of R&D Equipment							0		(31,053)
Operating lease right-of-use							0	0	(196,299)
Cash outlay for intangible assets								(2,970)	(3,184,280)
Net Cash Used In Investing Activities		0					(9,669)	(30,080)	(4,256,015)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PPP loans		0					198,750	198,750	198,750
Proceeds from Notes		0							926,768
Proceeds from Sale of Common Stock		505,506							4,786,110
Proceeds from (repayment of) loan payable - related party							(251,569)	304,267
Net Cash Provided By Financing Activities		505,506					(52,819)	503,017	5,911,628	505,506
Net Change in Cash		0					268,677	280,525	326,714
Cash - Beginning of period		0		$ 326,714		$ 0	326,714	0	0
Cash - End of period	$ 0	$ 0	$ 595,390		$ 280,525		595,390	280,525	$ 326,714	$ 0
SUPPLEMENTARY CASH FLOW INFORMATION:
Income taxes							68	5,907
Interest							43,300	5,907
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Recognition of right-of-use asset and lease liability							0	282,565
Purchase of fixed assets with common stock							$ 0	$ 158,456